SUBSEQUENT EVENTS	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

16.  SUBSEQUENT EVENTS

The Company evaluated subsequent events through January 21, 2022 for possible adjustment to, or disclosure in, the condensed consolidated and combined financial statements, which is the date on which the condensed consolidated and combined financial statements were issued.

On December 22, 2021, the Company completed the Business Combination with HealthCor. As a result of the Business Combination, the Company received gross proceeds of $162.1 million. In connection with the closing of the Business combination, the Company’s outstanding capital stock was automatically canceled and converted into the right to receive shares of HealthCor common stock, as further discussed in Note 1. The Company repaid the PPP loan in full with the proceeds received from the transaction. The Business Combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, HealthCor will be treated as the “acquired” company for financial reporting purposes.

16. SUBSEQUENT EVENTS

The Company has evaluated events through July 19, 2021, for possible adjustment to, or disclosure in, the combined financial statements, which is the date on which the combined financial statements were issued. Subsequent events occurring after December 31, 2020, were as follows:

●	In February 2021, Hyperfine and Liminal entered into a TSEA with Quantum-Si Incorporated.
●	On April 1, 2021 Liminal executed a recapitalization whereby each share of Liminal common stock outstanding was exchanged for shares of Liminal Series A-1 preferred stock and Liminal Series A-2 preferred stock.
●	On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution. 4Bionics’ ownership in Liminal was distributed to its members and to the holders of incentive units. Holders of Class A Preferred Units received shares of Liminal Series A-1 Preferred Stock. Holders of Class B and Class C preferred units as well as holders of incentive units received shares of Liminal Series A-2 Preferred Stock. Additional shares of Liminal Series A-2 Preferred Stock are being held in escrow and are reallocated to the former holders of the 4Bionics incentive units based on the vesting schedule of their original grant.
●	On April 14, 2021, upon approval of the Hyperfine board of directors and stockholders, the amount of Hyperfine common stock reserved under the Hyperfine Plan was increased by 3,000,000 to 19,000,000.
●	On April 14, 2021, Hyperfine granted 3,000,000 shares to the Executive Vice Chairman of the Hyperfine board of directors in recognition of services provided as a founder and advisor to Hyperfine since inception. The option award will vest in full on December 15, 2021.
●	On April 22, 2021, Hyperfine established a wholly owned subsidiary in the United Kingdom.
●	On April 27, 2021, upon approval of the Hyperfine board of directors and stockholders, the amount of Hyperfine common stock reserved under the Hyperfine Plan was increased by 12,500,000 to 31,500,000.
●	On April 27, 2021, Hyperfine granted certain equity awards to the newly hired Chief Executive Officer. These awards include (1) an option award to purchase 5,800,000 shares of Hyperfine common stock which will vest based on continued service over a four year period, (2) two separate option awards to purchase 1,450,000 shares each of Hyperfine common stock (2,900,000 shares in total), which will be fully vested upon the occurrence of various service, performance, and market conditions. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a special purpose acquisition company (“SPAC”) transaction, initial public offering (IPO), or financing event as defined in the award agreement. The market condition is satisfied by achieving various multiples of a defined price per share. The achievement of the performance condition and the commencement of the related expense recognition event will not occur until the event is deemed probable, which will occur once a SPAC transaction, IPO, or financing event has occurred. An additional 1,450,000 share option award with terms similar to those described above will be granted pursuant to the terms of the offer letter. In addition to the above, Hyperfine restricted stock units with a value of $2,500 will be granted at the closing of a Listing Event, as defined by the agreement, within two years of the Chief Executive Officer’s start date, subject to continued service and which will vest on a schedule to be agreed upon between Hyperfine and the Chief Executive Officer.
●	On April 27, 2021, Hyperfine entered into a consulting agreement with its newly elected Chairman of the Board. The agreement includes cash and equity-based compensation. The cash compensation includes a fixed monthly consulting fee, and reimbursement of out-of-pocket expenses. The equity compensation includes (1) an option award to purchase 2,175,000 shares of Hyperfine common stock which will vest based on continued service, over four years, (2) two separate option awards to purchase 725,000 shares each of Hyperfine common stock (1,450,000 shares in total), which will be fully vested upon the occurrence of various certain service, performance, and market conditions. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a SPAC transaction, IPO, or financing event as defined in the award agreement. The market condition is satisfied by achieving various multiples of a defined price per share. The achievement of the performance condition and the commencement of the related expense recognition event will not occur until the event is deemed probable, which will occur once a SPAC transaction, IPO, or financing event has occurred.
●	On May 4, 2021, Liminal’s 2021 Employee, Director and Consultant Equity Incentive Plan (the “Liminal Plan”) was adopted by its board of directors and stockholders. A total of 4,000,000 shares of Liminal common stock was reserved for issuance under the Liminal Plan.
●	On July 7, 2021, Hyperfine and Liminal entered into a business combination agreement (the “Business Combination Agreement”) with HealthCor Catalio Acquisition Corp (“HealthCor”), a special purpose acquisition company. Pursuant to the Business Combination Agreement, among other things: (i) HealthCor will domesticate its jurisdiction of incorporation from the Cayman Islands to Delaware and change its name to “Hyperfine, Inc.” (“New Hyperfine”) and (ii) each of Hyperfine and Liminal will merge with and into separate wholly owned subsidiaries of HealthCor and survive their respective mergers as wholly owned subsidiaries of New Hyperfine (the “Business Combination”). The shares of Hyperfine capital stock (other than shares of Hyperfine Series A preferred stock) and Liminal capital stock (other than shares of Liminal Series A-1 preferred stock) issued and outstanding as of immediately prior to the Effective Time of the Business Combination will automatically be cancelled and converted into the right to receive shares of New Hyperfine Class A common stock based on the applicable exchange ratios, as defined in the Business Combination Agreement to be finalized prior to the close of the Business Combination. The shares of Hyperfine Series A preferred stock and Liminal Series A-1 preferred stock issued and outstanding as of immediately prior to the Effective Time of the Business Combination will automatically be cancelled and converted into the right to receive shares of New Hyperfine Class B common stock based on the applicable exchange ratios, as defined in the Business Combination Agreement. The proposed Business Combination is expected to be completed in the fourth quarter of 2021, subject to, among other things, the approval by HealthCor’s shareholders, and other customary closing conditions as further described in the Business Combination Agreement. There is no assurance that the Business Combination will be consummated.
●	In July 2021, Hyperfine and Liminal entered into a Technology and Services Exchange Agreement (the “TSEA”) by and among Hyperfine, Liminal and other participant companies controlled by the Rothbergs, consisting of AI Therapeutics, Inc., Tesseract Health, Inc. and Detect, Inc. (formerly known as Homodeus Inc.). The TSEA with the remaining participant companies will become effective upon the closing of the Business Combination. Under the TSEA, Hyperfine, Liminal and the other participant companies may, in their discretion, permit the use of non-core technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies.

HEALTHCOR CATALIO ACQUISITION CORP
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued.